Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - PT Pertamina (Persero) $ in Thousands	1 Months Ended
	Feb. 28, 2026 USD ($) defendant	Jun. 10, 2026 USD ($)
Loss Contingencies [Line Items]
Number of defendants | defendant	9
Fine for Muhamad Kerry Adrianto
Loss Contingencies [Line Items]
Estimate of possible loss	$ 60	$ 30
Custodial sentence, period	15 years
Compensation Ordered to be Paid
Loss Contingencies [Line Items]
Estimate of possible loss	$ 173,000	$ 840,000